Other Non-Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2021
Categories of non-current financial assets [abstract]
Disclosure Of Other Noncurrent Financial Assets
The following table provides a breakdown for other non-current financial assets:

(Euro thousands)	At December 31,
	2021	2020
Guarantee deposits	29,399	27,379
Investment held in Elah Dufour S.p.A.	—	17,119
Financial loans to related parties	2,219	—
Financial loans to Tom Ford	1,497	1,198
Other	2,257	3,567
Total other non-current financial assets	35,372	49,263